Note 21 - Changes in Equity - Interest on Shareholders' Equity/Dividends (Details) - BRL (R$) R$ / shares in Units, R$ in Millions																12 Months Ended
		Feb. 22, 2018	Dec. 28, 2017		Jul. 17, 2017	Feb. 23, 2017	Dec. 29, 2016	Nov. 25, 2016	Jul. 29, 2016	Feb. 29, 2016		Dec. 30, 2015	Sep. 28, 2015	Jun. 29, 2015	Mar. 31, 2015	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement Line Items [Line Items]
Amount per share, dividends (in BRL per share)					R$ 0.16	R$ 0.07		R$ 0.16	R$ 0.13				R$ 0.15
Total amount of dividends					R$ 2,513.1	R$ 1,099.1		R$ 2,511.9	R$ 2,040.8				R$ 2,352.4
Amount per share, interest on shareholder´s equity (in BRL per share)			R$ 0.31				R$ 0.22			R$ 0.13		R$ 0.15		R$ 0.10
Dividends recognised as distributions to owners			R$ 4,869.7	[1]			R$ 3,454.2			R$ 2,039.2	[2]	R$ 2,352.7		R$ 1,570.6		R$ 4,044.0	R$ 6,007.3	R$ 2,612.8
Total amount of dividends and interest on shareholder´s equity																R$ 8,482.5	R$ 11,145.2	R$ 7,690.2
Potential ordinary share transactions [member]
Statement Line Items [Line Items]
Amount per share, dividends (in BRL per share)		R$ 0.07
Total amount of dividends		R$ 1,099.7
Dividends 1 [member]
Statement Line Items [Line Items]
Amount per share, interest on shareholder´s equity (in BRL per share)															R$ 0.03
Dividends recognised as distributions to owners	[2]														R$ 471.5
Dividends 2 [member]
Statement Line Items [Line Items]
Amount per share, interest on shareholder´s equity (in BRL per share)															R$ 0.06
Dividends recognised as distributions to owners															R$ 943.0

[1]	R$3,770.1 of these interest on shareholder's equity refer to the total amount approved for distribution in the period, and were accrued in investments reserves.
[2]	These dividends refer to the total amount approved for distribution in the period, and were accrued in investments reserves.